Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed financial statements in this report:

	June 30, 2025	December 31, 2025	June 30, 2026
Period-end spot rate	SGD1.00 = USD0.7838	SGD1.00 = USD0.7727	SGD1.00 = USD0.7726
Average rate	SGD1.00 = USD0.7540	SGD1.00 = USD0.7627	SGD1.00 = USD0.7818